Portfolio of Investments – as of September 30, 2023 (Unaudited)
Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 91.4% of Net Assets
	Banks — 6.7%
146,260	Cadence Bank	$3,103,637
145,290	Comerica, Inc.	6,036,800
233,080	Old National Bancorp	3,388,983
96,690	United Bankshares, Inc.	2,667,677
45,660	United Community Banks, Inc.	1,160,221
146,525	Western Alliance Bancorp	6,735,754
181,535	Zions Bancorp NA	6,333,756
		29,426,828
	Building Products — 2.9%
57,020	Advanced Drainage Systems, Inc.	6,490,587
584,460	Janus International Group, Inc.(a)	6,253,722
		12,744,309
	Capital Markets — 4.6%
124,860	Artisan Partners Asset Management, Inc., Class A	4,672,261
69,310	Cboe Global Markets, Inc.	10,826,915
106,905	Moelis & Co., Class A	4,824,623
		20,323,799
	Chemicals — 6.4%
164,570	Axalta Coating Systems Ltd.(a)	4,426,933
229,225	Chemours Co.	6,429,761
741,260	Element Solutions, Inc.	14,536,109
186,055	Mativ Holdings, Inc.	2,653,144
		28,045,947
	Consumer Staples Distribution & Retail — 0.8%
57,665	Performance Food Group Co.(a)	3,394,162
	Electronic Equipment, Instruments & Components — 7.8%
70,020	Advanced Energy Industries, Inc.	7,220,463
73,465	Fabrinet(a)	12,240,738
101,010	Insight Enterprises, Inc.(a)	14,696,955
		34,158,156
	Energy Equipment & Services — 1.4%
441,730	Patterson-UTI Energy, Inc.	6,113,543
	Gas Utilities — 1.5%
117,005	Spire, Inc.	6,620,143
	Ground Transportation — 3.1%
46,015	Landstar System, Inc.	8,141,894
14,170	Saia, Inc.(a)	5,648,871
		13,790,765
	Health Care Equipment & Supplies — 1.1%
94,045	Globus Medical, Inc., Class A(a)	4,669,334
	Health Care Providers & Services — 2.4%
47,330	Amedisys, Inc.(a)	4,420,622
30,060	AMN Healthcare Services, Inc.(a)	2,560,511
51,530	Tenet Healthcare Corp.(a)	3,395,312
		10,376,445
	Hotels, Restaurants & Leisure — 4.1%
207,585	Bally's Corp.(a)	2,721,439
409,975	Everi Holdings, Inc.(a)	5,419,870
330,504	International Game Technology PLC	10,020,881
		18,162,190
	Household Durables — 3.1%
60,400	Installed Building Products, Inc.	7,543,356
97,940	Skyline Champion Corp.(a)	6,240,737
		13,784,093
	Industrial REITs — 1.8%
231,535	STAG Industrial, Inc.	7,990,273
Shares	Description	Value (†)
	Insurance — 3.6%
145,235	First American Financial Corp.	$8,204,325
71,925	Selective Insurance Group, Inc.	7,420,502
		15,624,827
	Life Sciences Tools & Services — 1.4%
283,580	Avantor, Inc.(a)	5,977,866
	Machinery — 4.3%
41,900	Alamo Group, Inc.	7,242,834
55,965	Federal Signal Corp.	3,342,789
70,020	Franklin Electric Co., Inc.	6,247,885
12,520	Watts Water Technologies, Inc., Class A	2,163,706
		18,997,214
	Marine Transportation — 2.2%
118,800	Kirby Corp.(a)	9,836,640
	Media — 1.8%
278,210	Gray Television, Inc.	1,925,213
417,075	TEGNA, Inc.	6,076,783
		8,001,996
	Mortgage Real Estate Investment Trusts (REITs) — 2.4%
458,490	MFA Financial, Inc.	4,406,089
260,255	PennyMac Mortgage Investment Trust	3,227,162
228,100	Two Harbors Investment Corp.	3,020,044
		10,653,295
	Office REITs — 1.1%
269,430	Equity Commonwealth	4,949,429
	Oil, Gas & Consumable Fuels — 6.2%
120,865	Antero Resources Corp.(a)	3,067,553
37,025	Chord Energy Corp.	6,000,642
101,235	Comstock Resources, Inc.	1,116,622
56,425	Matador Resources Co.	3,356,159
144,540	Murphy Oil Corp.	6,554,889
504,030	Permian Resources Corp.	7,036,259
		27,132,124
	Personal Care Products — 0.7%
294,645	Coty, Inc., Class A(a)	3,232,256
	Professional Services — 2.9%
78,685	ASGN, Inc.(a)	6,426,991
102,445	Kforce, Inc.	6,111,868
		12,538,859
	Retail REITs — 1.1%
141,795	NNN REIT, Inc.	5,011,035
	Semiconductors & Semiconductor Equipment — 5.3%
103,885	Ichor Holdings Ltd.(a)	3,216,280
67,365	MKS Instruments, Inc.	5,829,767
202,545	Rambus, Inc.(a)	11,299,985
91,425	Ultra Clean Holdings, Inc.(a)	2,712,580
		23,058,612
	Specialized REITs — 1.6%
221,495	National Storage Affiliates Trust	7,030,251
	Specialty Retail — 1.7%
15,155	RH(a)	4,006,376
47,570	Signet Jewelers Ltd.	3,416,002
		7,422,378
	Textiles, Apparel & Luxury Goods — 0.5%
266,245	Wolverine World Wide, Inc.	2,145,935
	Trading Companies & Distributors — 6.9%
109,785	Beacon Roofing Supply, Inc.(a)	8,472,109

Shares	Description	Value (†)
	Trading Companies & Distributors — continued
275,220	Core & Main, Inc., Class A(a)	$7,940,097
76,730	GATX Corp.	8,350,526
130,187	Rush Enterprises, Inc., Class A	5,315,535
		30,078,267
	Total Common Stocks (Identified Cost $384,492,962)	401,290,971

Principal Amount
Short-Term Investments — 7.3%
$31,922,772	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $31,929,423 on 10/02/2023 collateralized by $36,567,600 U.S. Treasury Note, 0.750% due 8/31/2026 valued at $32,561,301 including accrued interest(b) (Identified Cost $31,922,772)	31,922,772
	Total Investments — 98.7% (Identified Cost $416,415,734)	433,213,743
	Other assets less liabilities — 1.3%	5,854,687
	Net Assets — 100.0%	$439,068,430

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$401,290,971	$—	$—	$401,290,971
Short-Term Investments	—	31,922,772	—	31,922,772
Total Investments	$401,290,971	$31,922,772	$—	$433,213,743

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Electronic Equipment, Instruments & Components	7.8%
Trading Companies & Distributors	6.9
Banks	6.7
Chemicals	6.4
Oil, Gas & Consumable Fuels	6.2
Semiconductors & Semiconductor Equipment	5.3
Capital Markets	4.6
Machinery	4.3
Hotels, Restaurants & Leisure	4.1
Insurance	3.6
Ground Transportation	3.1
Household Durables	3.1
Building Products	2.9
Professional Services	2.9
Mortgage Real Estate Investment Trusts (REITs)	2.4
Health Care Providers & Services	2.4
Marine Transportation	2.2
Other Investments, less than 2% each	16.5
Short-Term Investments	7.3
Total Investments	98.7
Other assets less liabilities	1.3
Net Assets	100.0%